Deferred Taxation - Deferred Tax Balances After Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 26,724	¥ 20,360
Deferred tax liabilities	¥ 12,660	¥ 13,640